Subsequent Event (Details)	1 Months Ended
	Jul. 24, 2017 USD ($) Installments	Jun. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Subsequent Event (Textual)
Total payments in cash or stock		$ 953,000	$ 6,500,000	$ 22,517
Subsequent Event [Member] | Collaborative Agreement [Member]
Subsequent Event (Textual)
Total payments in cash or stock	$ 3,000,000
Number of installments | Installments	2
Date of total payment through cash or stock	Sep. 30, 2018
Percentage of payments under collaborative agreement	10.00%
Upfront payments	$ 300,000
Percentage of future net licensing income	50.00%